STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK BASED COMPENSATION
9. STOCK BASED COMPENSATION

The Company’s 2005 Stock Option Plan (the “2005 Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the 2005 Plan. On April 25, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the 2005 Plan to increase the number of shares of common stock issuable under the 2005 Plan to 875,000 shares. On January 14, 2013, the Board approved an amendment to the 2005 Plan to increase the number of shares of common stock issuable under the 2005 Plan to 945,276 shares. On October 7, 2013, the Board adopted an amendment to the 2005 Plan, as amended that increased the number of shares of common stock authorized for issuance thereunder from 945,276 to 11,155,295. Under the 2005 Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the 2005 Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The 2005 Plan is administered by the Board, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the 2005 Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

The 2005 Plan expired on March 31, 2016 with 7,018,549 options outstanding which will continue to vest. No further awards will be made pursuant to this plan.

On March 14, 2016, the Board of the Company adopted the Company’s 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan replaces the Company’s 2005 Plan. Incentives under the 2016 Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares. The stock to be awarded or optioned under the 2016 Plan will consist of authorized but unissued or reacquired shares of common stock. The maximum aggregate number of shares of common stock reserved and available for awards under the 2016 Plan is 9,000,000 shares; provided, that all shares of stock reserved and available under the 2016 Plan will constitute the maximum aggregate number of shares of stock that may be issued through incentive stock options.

Any employee, director, or consultant may participate in the 2016 Plan; provided, however, that only employees are eligible to receive incentive stock options. Additionally, the Company may grant certain performance-based awards to “covered employees” in compliance with Section 162(m) of the Internal Revenue Code. These covered employees include our executive officers. No person may be granted options, stock appreciation rights, restricted stock awards, restricted stock units or performance awards under the 2016 Plan for more than 4,000,000 shares of common stock in any calendar year.

The term of stock options granted under the 2016 Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years. Incentive stock options may not be granted after March 13, 2026.

As of June 30, 2016, there are 5,007,743 shares available for future grants and awards under the 2016 Plan, which covers stock options, warrants and restricted stock awards.

Stock-based compensation costs under the Plans for the three and six month periods ended June 30, 2016 and 2015 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015

Research and development	$215,388	$284,947	$387,209	$554,750
General and administrative	797,544	672,004	1,534,156	1,368,209

Total	$1,012,932	$956,951	$1,921,365	$1,922,959

The Company grants stock options to employees and members of the Board of Directors with the exercise prices equal to the closing price of the underlying shares of the Company’s common stock on the date that the options are granted. Options granted have a term of 10 years from the grant date. Options granted to employees generally vest over a three- year period and options granted to members of the Board of Directors vest in equal monthly installments over a one-year period from the date of grant. Options to members of the Board of Directors are granted on an annual basis and represent compensation for services performed on the Board of Directors. Compensation cost for stock options is charged against operations on a straight-line basis between the grant date for the option and each vesting date. The Company estimates the fair value of the stock options on the grant date by applying the Black-Scholes option pricing valuation model. The application of this valuation model involves assumptions that are highly subjective, judgmental and sensitive in the determination of compensation cost.

In addition during the six months ended June 30, 2016 the Company granted stock options that contain market conditions (“Market Options”) to members of senior management with the exercise prices equal to the closing price of the underlying shares of the Company’s common stock on the date that the options are granted. The Market Options granted have a term of 10 years from the grant date. The exercisability of Market Options is contingent upon the exercisability of the Company’s outstanding warrants. Compensation cost for Market Options is charged against operations over the implicit, explicit or derived requisite service period unless the market condition is satisfied at an earlier date, in which case any unrecognized compensation cost would be recognized immediately upon satisfaction of the market condition. If the requisite service is not rendered, all previously recognized compensation cost would be reversed. If the requisite service is rendered, the recognized compensation is not reversed even if the market condition is never satisfied. The Company utilized a Monte Carlo simulation model for the valuation of market options. The application of this valuation model involves assumptions that are highly subjective, judgmental and sensitive in the determination of compensation cost.

The Company issued the following stock options during the three and six month periods ended June 30, 2016 and 2015, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015

Stock Options	2,371,151	-	2,459,799	-
Market Options	1,621,106	-	1,621,106	-
Total granted	3,992,257	-	4,080,905	-

The Company estimated the fair value of the stock options granted using the Black-Scholes option-pricing model. The Company estimated the fair value of the Market Options granted using the Monte Carlo simulation model. The following key assumptions were used for both option grants for the three and six months ended June 30, 2016 as no options were granted in the three and six months ended June 30, 2015:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015

Expected volatility	85% - 156%	N/A	82% - 156%	N/A
Expected term	6 - 10 years	N/A	6 - 10 years	N/A
Dividend yield	0.0%	N/A	0.0%	N/A
Risk- free interest rate	1.14% - 1.58%	N/A	1.14% - 1.58%	N/A
Stock price	0.37	N/A	$0.30 - $0.37	N/A
Forfeiture rate	0.0%	N/A	0.0%	N/A

A summary of the status of the options issued under the Company’s Plans at June 30, 2016, and information with respect to the changes in options outstanding, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2015	7,027,658	$2.57	$-
Granted	4,080,905	0.37	886
Exercised	-	-	-
Cancelled	(97,757)	2.23	-
Options outstanding at June 30, 2016	11,010,806	$1.76	$886

Options vested and expected to vest at June 30, 2016	11,010,806	$1.76	$886

Exercisable at June 30, 2016	5,997,540	$2.59	$123

Shares available for grant under the 2016 Plan	5,007,743

The following table summarizes information about stock options outstanding at June 30, 2016:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price

$0.30	88,648	9.53	$0.30	12,312	$0.30
$0.36	48,399	9.35	$0.36	9,410	$0.36
$0.37	4,017,257	9.77	$0.37	103,397	$0.37
$0.85	136,785	8.35	$0.85	72,192	$0.85
$1.30	100,000	8.27	$1.30	50,000	$1.30
$2.40	5,097,075	6.71	$2.40	4,485,864	$2.40
$2.90	1,420,259	7.57	$2.90	1,161,982	$2.90
$8.00	65,000	4.07	$8.00	65,000	$8.00
$19.38	37,383	1.78	$19.38	37,383	$19.38

Total	11,010,806	7.97	$1.76	5,997,540	$2.59

The grant date fair value of options vested under the Plans was approximately $938,939 and $974,425 for the three months ended June 30, 2016 and 2015, and $1,850,088 and $2,655,262 for the six months ended June 30, 2016 and 2015, respectively.

At June 30, 2016, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $2,737,129 which is expected to be recognized over a weighted-average vesting period of 2.8 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 875,000 shares. On January 14, 2013, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 945,276 shares. On October 7, 2013, the Company’s Board of Directors adopted an amendment to the Company’s 2005 Plan, as amended that increased the number of shares of common stock authorized for issuance thereunder from 945,276 to 11,155,295. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2015, there are 4,087,657 shares available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards.

During the years ended December 31, 2015 and December 31, 2014 the Company issued the following stock options:

	Year Ended December 31,
	2015	2014

Options granted	73,399	2,423,742

The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014

Expected volatility	82%	86% - 92%
Expected term	6 years	6 years
Dividend yield	0.0%	0.0%
Risk- free interest rate	1.64%	1.57% - 1.63%
Stock price	$0.36 - $0.37	$0.85 - $2.90
Forfeiture rate	0.0%	0.0%

A summary of the status of the options issued under the Plan at December 31, 2015, and information with respect to the changes in options outstanding is as follows:

		Weighted-	Aggregate
	Number of	Average	Intrinsic
	Shares	Exercise Price	Value

Options outstanding at December 31, 2014	7,339,118	$2.59	$-
Granted	73,399	-	-
Exercised	-	-	-
Cancelled	(384,859)	$2.51	-
Options outstanding at December 31, 2015	7,027,658	$2.57	$-

Options vested and expected to vest at December 31, 2015	7,027,658	$2.57	$-

Exercisable at December 31, 2015	4,975,174	$2.67	$-

Shares available for grant under the 2005 Plan	4,087,657

The following table summarizes information about stock options outstanding at December 31, 2015:

	Outstanding			Exercisable
		Weighted-
		Average	Weighted-
		Remaining	Average		Weighted-
	Number of	Contractual	Exercise	Number of	Average
Exercise Price	Shares	Life (Years)	Price	Shares	Exercise Price

$0.36	48,399	9.84	$0.36	1,344	$0.36
$0.37	25,000	9.84	$0.37	-	$0.37
$0.85	136,785	8.84	$0.85	49,394	$0.85
$1.30	100,000	8.77	$1.30	31,250	$1.30
$2.23	97,757	0.25	$2.23	97,757	$2.23
$2.40	5,097,075	7.21	$2.40	3,752,444	$2.40
$2.90	1,420,259	8.07	$2.90	940,602	$2.90
$8.00	65,000	4.57	$8.00	65,000	$8.00
$19.38	37,383	2.28	$19.38	37,383	$19.38

Total	7,027,658	7.32	$2.57	4,975,174	$2.67

Stock-based compensation costs under the Plan for the year ended December 31, 2015 and 2014 are as follows:

	Year Ended December 31,
	2015	2014

Research and development	$804,739	$979,792
General and administrative	2,668,021	3,543,876

Total	$3,472,760	$4,523,668

The fair value of options vested under the Plan was approximately $4,373,033 and $3,828,561 for the years ended December 31, 2015 and 2014, respectively.

At December 31, 2015, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $3,588,276 which is expected to be recognized over a weighted-average vesting period of 2.9 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.